Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per Share	Earnings per Share
The following table provides the basic and diluted earnings per common share computations:

	Three Months Ended March 31,
(In thousands, except per share data)	2019	2018
Net income (loss) allocated to common stockholders
Loss from continuing operations	$(56,448)	$(36,252)
Income from continuing operations attributable to noncontrolling interests	(26,967)	(8,906)
Loss from continuing operations attributable to Colony Capital, Inc.	(83,415)	(45,158)
Income from discontinued operations attributable to Colony Capital, Inc.	8,439	3,831
Net loss attributable to Colony Capital, Inc.	(74,976)	(41,327)
Preferred dividends	(27,137)	(31,387)
Net loss attributable to common stockholders	(102,113)	(72,714)
Net income allocated to participating securities	(720)	(629)
Net loss allocated to common stockholders—basic	(102,833)	(73,343)
Interest expense attributable to convertible notes (1)	—	—
Net loss allocated to common stockholders—diluted	$(102,833)	$(73,343)
Weighted average common shares outstanding
Weighted average number of common shares outstanding—basic	478,874	530,680
Weighted average effect of dilutive shares (1)(2)(3)	—	—
Weighted average number of common shares outstanding—diluted	478,874	530,680
Basic loss per share
Loss from continuing operations	$(0.23)	$(0.15)
Income from discontinued operations	0.02	0.01
Net loss attributable to common stockholders per basic common share	$(0.21)	$(0.14)
Diluted loss per share
Loss from continuing operations	$(0.23)	$(0.15)
Income from discontinued operations	0.02	0.01
Net loss attributable to common stockholders per diluted common share	$(0.21)	$(0.14)
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(1)
For the three months ended March 31, 2019 and 2018, excluded from the calculation of diluted earnings per share is the effect of adding back $7.2 million and $7.1 million of interest expense, respectively, and 38,112,100 and 38,112,100 weighted average dilutive common share equivalents, respectively, for the assumed conversion or exchange of the Company's outstanding convertible and exchangeable notes, as applicable, as their inclusion would be antidilutive.

(2)
The calculation of diluted earnings per share excludes the effect of weighted average unvested non-participating restricted shares of 137,900 and 662,900 for the three months ended March 31, 2019 and 2018, respectively, as well as the weighted average shares of class A common stock that are contingently issuable in relation to PSUs (Note 18) of 3,814,300 for the three months ended March 31, 2019, as the effect would be antidilutive. There were no contingently issuable shares of class A common stock in relation to PSUs for the three months ended March 31, 2018.

(3)
OP Units, subject to lock-up agreements, may be redeemed for registered or unregistered class A common shares on a one-for-one basis. At March 31, 2019 and 2018, there were 31,355,700 and 32,280,500 redeemable OP Units, respectively. These OP Units would not be dilutive and were not included in the computation of diluted earnings per share for all periods presented.	Earnings per Share
The following table provides the basic and diluted earnings per common share computations:

	Year Ended December 31,
(In thousands, except per share data)	2018	2017	2016
Net income (loss) allocated to common stockholders
Loss from continuing operations	$(534,757)	$(120,061)	$293,702
Income from continuing operations attributable to noncontrolling interests	(2,059)	(107,530)	(175,408)
Loss from continuing operations attributable to Colony Capital, Inc.	(536,816)	(227,591)	118,294
Income (loss) from discontinued operations attributable to Colony Capital, Inc.	17,209	29,700	(2,976)
Net income (loss) attributable to Colony Capital, Inc.	(519,607)	(197,891)	115,318
Preferred stock redemption	3,995	(4,530)	—
Preferred dividends	(117,097)	(130,672)	(48,159)
Net income (loss) attributable to common stockholders	(632,709)	(333,093)	67,159
Net income allocated to participating securities	(2,504)	(9,168)	(2,293)
Net income (loss) allocated to common stockholders—basic	(635,213)	(342,261)	64,866
Interest expense attributable to convertible notes (1)	—	—	—
Net income (loss) allocated to common stockholders—diluted	$(635,213)	$(342,261)	$64,866
Weighted average common shares outstanding (2)
Weighted average number of common shares outstanding—basic	496,993	532,600	164,570
Weighted average effect of dilutive shares (1)(3)(4)	—	—	—
Weighted average number of common shares outstanding—diluted	496,993	532,600	164,570
Basic earnings (loss) per share
Income (loss) from continuing operations	$(1.31)	$(0.70)	$0.40
Income (loss) from discontinued operations	0.03	0.06	(0.01)
Net income (loss) attributable to common stockholders per basic common share	$(1.28)	$(0.64)	$0.39
Diluted earnings (loss) per share
Income (loss) from continuing operations	$(1.31)	$(0.70)	$0.40
Income (loss) from discontinued operations	0.03	0.06	(0.01)
Net income (loss) attributable to common stockholders per diluted common share	$(1.28)	$(0.64)	$0.39
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(1)
For the years ended December 31, 2018, 2017 and 2016, excluded from the calculation of diluted earnings per share is the effect of adding back $28.6 million, $28.9 million and $27.3 million of interest expense, respectively, and 38,112,100, 38,564,400 and 36,582,700 weighted average dilutive common share equivalents, respectively, for the assumed conversion or exchange of the Company's outstanding convertible and exchangeable notes, as applicable, as their inclusion would be antidilutive.

(2)
As a result of the Merger, each outstanding share of common stock of Colony was exchanged for 1.4663 of newly issued common shares of the Company. Accordingly, the historical share counts used to calculate the weighted average number of shares post-Merger reflect the exchange ratio of 1.4663 applied to shares outstanding prior to the Closing Date.

(3)
The calculation of diluted earnings per share excludes the effect of weighted average unvested non-participating restricted shares of 571,500, 534,100 and 0 for the years ended December 31, 2018, 2017 and 2016, as well as the weighted average shares of class A common stock that are contingently issuable in relation to PSUs (Note 21) of 532,900 for the year ended December 31, 2018, as the effect would be antidilutive.

(4)
OP Units, subject to lock-up agreements, may be redeemed for registered or unregistered class A common shares on a one-for-one basis. At December 31, 2018, 2017 and 2016, there were 31,358,500, 32,282,500 and 30,296,100 redeemable OP Units, respectively. These OP Units would not be dilutive and were not included in the computation of diluted earnings per share for all periods presented.